Segmented information (Details Textual)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
One Customer [Member]
Percentage Of Revenue	28.00%	19.00%
Two Customer [Member]
Percentage Of Revenue	19.00%	23.00%